Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 184,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	28,292.88
Total Offset Amount	0.00
Net Fee	$ 28,292.88